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Pacific Dynamix - Growth Portfolio
Pacific Dynamix — Growth Portfolio
Investment Goal
This Fund seeks moderately high, long-term growth of capital with low, current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pacific Dynamix - Growth Portfolio		Class I	Class P
Management Fee	[1]	0.20%	0.20%
Service Fee	[1]	0.20%	none
Other Expenses	[1]	0.03%	0.03%
Acquired Fund Fees and Expenses	[1],[2]	0.20%	0.20%
Total Annual Fund Operating Expenses	[1]	0.63%	0.43%
Less Expense Reimbursement	[1],[3]	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[1]	0.59%	0.39%
[1]	Expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[3]	The investment adviser has agreed to reimburse the Fund to the extent the total operating expenses (excluding extraordinary expenses) of the Fund and its proportionate share of fees and expenses of its Pacific Dynamix Underlying Funds exceed 0.59% for Class I shares and 0.39% for Class P shares through April 30, 2025. Prior to that time, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the expense reimbursement (expense limitation), which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example - Pacific Dynamix - Growth Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	60	198	348	783
Class P	40	134	237	538

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in other funds, does not pay transaction costs, such as commissions, when it buys and sells shares of those underlying funds (or “turns over” its holdings). During the fiscal year ended December 31, 2023, the portfolio turnover rate was 25% of the average value of the Fund. An underlying fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a larger number of securities being bought or sold, may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and underlying funds’ performance.

Principal Investment Strategies
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in other funds of the Trust (the “Pacific Dynamix Underlying Funds”). Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:
BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
10 – 30%	70 – 90%
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, manages and oversees the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction — PLFA manages the Fund using an approximate 10 year investment horizon. An asset class model (the “Model”) for the Fund is developed that seeks to meet the Fund’s investment goal over this period using both broad asset classes and narrower asset classes. The broad equity asset class includes narrower asset classes such as domestic, small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging markets. The broad debt asset class includes narrower asset classes such as investment grade bonds and high yield/high risk bonds.
PLFA then determines the amount of the Fund’s assets to invest in each Pacific Dynamix Underlying Fund in order to obtain the asset class exposures designated by the Model for the Fund.
PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the narrower asset class allocations or the allocations to the Pacific Dynamix Underlying Funds at any time as it deems necessary based on PLFA’s views of market conditions, its outlook for various asset classes or other factors (“dynamic positioning”).
For example, PLFA may engage in dynamic positioning for the Fund by adjusting the Model to reflect a shorter term view of the markets or a particular asset class, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to its Pacific Dynamix Underlying Fund allocations to reflect the updated asset class allocations in the Model. This dynamic positioning would be implemented consistent with the Fund’s risk/return profile and investment goal.
(2) Manager Oversight —  PLFA monitors and evaluates the Pacific Dynamix Underlying Fund Managers to seek to ensure that each Manager’s investment style and approach continue to be appropriate for the respective Pacific Dynamix Underlying Fund.
(3) Investment Risk Management — PLFA monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund’s risk/return objectives and considers adjustments to the Fund’s allocations as a result.
The Pacific Dynamix Underlying Funds in which the Fund invests are index funds (including index sampling funds), which means that they seek to match the investment returns of specified stock or bond indices. Some of these Pacific Dynamix Underlying Funds, in order to track the composition of their indices, may become non-diversified under the Investment Company Act of 1940 (“1940 Act”).
Investments of the Pacific Dynamix Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; foreign debt securities; debt instruments of varying duration and high yield/high risk bonds.
Investments of the Pacific Dynamix Underlying Funds that invest primarily in equity instruments include: growth and value stocks; mid- and large-capitalization companies; and domestic and foreign stocks (which may be U.S. dollar or foreign currency-denominated).
The Fund may invest a significant portion of its assets in any single Pacific Dynamix Underlying Fund. PLFA has sole discretion in selecting the Pacific Dynamix Underlying Funds for investment and may adjust the Fund’s allocations to the Pacific Dynamix Underlying Funds, and add or remove Pacific Dynamix Underlying Funds, as it deems appropriate to meet the Fund’s investment goal. The Fund will be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.
For additional information about the Fund and its Pacific Dynamix Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.

Principal Risks
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to two broad-based market indices representing the domestic equity market and the domestic debt market that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class allocations for the Fund. The composite benchmark is comprised of 55% S&P 500, 25% MSCI World ex USA, 20% Bloomberg US Aggregate Bond Indices. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waiver or expense limitations, if any, that were in effect during the periods presented.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2020: 17.08%; Q1 2020: (18.04%)
Average Annual Total Returns (For the periods ended December 31, 2023)
Average Annual Returns - Pacific Dynamix - Growth Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I	Class I (incepted May 1, 2009)	16.98%	9.67%	6.95%		May 01, 2009
Class P	Class P (incepted October 31, 2019)	17.22%			7.70%	Oct. 31, 2019
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	26.29%	15.69%	12.03%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	5.53%	1.10%	1.81%
Pacific Dynamix – Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes)	Pacific Dynamix – Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes)	19.90%	11.09%	8.19%